Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 14, 2019
Entity Registrant Name	dei_EntityRegistrantName	JNL VARIABLE FUND LLC
Entity Central Index Key	dei_EntityCentralIndexKey	0001072428
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Trading Symbol	dei_TradingSymbol	jvf
Document Creation Date	dei_DocumentCreationDate	Oct. 14, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 14, 2019
Prospectus Date	rr_ProspectusDate	Apr. 29, 2019
JNL/MELLON COMMUNICATION SERVICES SECTOR FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In the section Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Communication Services Sector Fund, please delete all references to the MSCI USA IMI Communication Services 25/50 Index and replace with the MSCI USA IMI Communication Services Index.

Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Communication Services Sector Fund, please add the following after the second paragraph:

Effective October 14, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA IMI Communication Services 25/50 Index with the MSCI USA IMI Communication Services Index as the Fund's primary benchmark.

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement Dated October 14, 2019
To The Prospectus Dated April 29, 2019

JNL Variable Fund LLC

Please note that the changes apply to your variable annuity and/or variable life product(s).

All changes are effective October 14, 2019.

In the section Summary Overview of Each Fund,” under “Principal Investment Strategies,” for the JNL/Mellon Communication Services Sector Fund, please delete all references to the MSCI USA IMI Communication Services 25/50 Index and replace with the MSCI USA IMI Communication Services Index.

In the section entitled, “Summary Overview of Each Fund,” under “Performance,” for the JNL/Mellon Communication Services Sector Fund, please add the following after the second paragraph:

Effective October 14, 2019, for consistency with the Fund’s principal investment strategies, the Fund will replace the MSCI USA IMI Communication Services 25/50 Index with the MSCI USA IMI Communication Services Index as the Fund's primary benchmark.